Acquisitions and Equity Method Investments (Details) - Schedule of fair value of assets acquired and liabilities assumed - Business Combination [Member] - Unique Logistics International, Inc. [Member]	Feb. 28, 2023 USD ($)
Assets Acquired:
Current assets	$ 36,232,526
Equity method investments	10,861,111
Identifiable intangible assets	6,515,000
Fixed Assets and other non-current assets	2,367,272
Liabilities Assumed:
Current liabilities	(27,326,110)
Other long-term liabilities	(327,861)
Non-Controlling Interest	(3,558,263)
Goodwill	3,986,325
Purchase Price	$ 28,750,000